General information	12 Months Ended
Dec. 31, 2021
Disclosure of General Information About Financial Statements [Abstract]
General information	General information
Adecoagro S.A. (the "Company" or "Adecoagro") is the Group’s ultimate parent company and is a société anonyme (stock corporation) organized under the laws of the Grand Duchy of Luxembourg. Adecoagro is a holding company primarily engaged through its operating subsidiaries in agricultural and agro-industrial activities. The Company and its operating subsidiaries are collectively referred to hereinafter as the "Group." These activities are carried out through three major lines of business, namely, Farming; Sugar, Ethanol and Energy and Land Transformation. Farming is further comprised of three reportable segments, which are described in detail in Note 3 to these Consolidated Financial Statements.

Adecoagro is a Public Company listed in the New York Stock Exchange as a foreign registered company under the symbol of AGRO.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on April 28, 2022.